Merger (Details Narrative)	6 Months Ended
	Jun. 30, 2014 Integer acre	May 21, 2014 acre
Business Combinations [Abstract]
Business acquisition, name of acquired entity	Dala Petroleum Corp.
Business acquisition, effective date of acquisition	Jun. 02, 2014
Business acquisition, percentage of voting interest	100.00%
Business acquisition, shares issued	10,000,000
Common stock, shares outstanding	12,500,000	1,000,000
Series A preferred convertible stock, dividend rate	6.00%
Business acquisition, pre-merger, equity interest in acquiree, description	There were 12,500,000 outstanding shares of Westcott common stock, with pre-Merger Westcott stockholders owning 2,500,000 of these shares or approximately 20% of the outstanding voting securities of Westcott; and the members of Dala's sole stockholder owning approximately 10,000,000 of these shares or approximately 80% of these outstanding voting securities of Westcott.
Business acquisition, contingent consideration arrangement, description	Several conditions precedent as set forth in the Merger Agreement were completed prior to the Merger. One critical condition precedent set forth in the Merger Agreement was that Westcott would raise no less than $2,000,000 (the minimum offering) from persons who are "accredited investors" in consideration of the issuance (or the conversion) of a minimum of 2,000 shares up to a maximum of 2,500 shares of its Series A 6% Convertible Preferred Stock at the offering price of $1,000 per unit.
Series A preferred convertible stock, units issued	2,025
Series A convertible preferred stock, conversion terms	Each unit consisted of one share of Series A 6% Convertible Preferred Stock that is convertible at any time at the option of the Holder into common stock at the conversion price of $0.70 per common share based on the total dollar amount invested and 1,429 warrants to purchase common shares of the Company at an exercise price of $1.35 with a life of three years as of the "Effective Date," defined as the earliest date of the following to occur: (a) the initial registration statement required by the Offering Documents has been declared effective by the United States Securities and Exchange Commission (the "SEC"), (b) all of the underlying shares have been sold pursuant to SEC Rule 144 or may be sold pursuant to SEC Rule 144 without the requirement for the Company to be in compliance with the current public information required under SEC Rule 144 and without volume or manner-of-sale restrictions or (c) following the one year anniversary of June 3, 2014.
Oil and gas leases, acreage	80,000	80,000
Number of oil leases	300